Investment Strategy - FT Vest Autocallable Barrier & High Income ETF	Jun. 17, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by entering into swap agreements and/or option contracts structured similarly to swap agreements (collectively, hereinafter referred to as "swap agreements" or "swaps") that seek to deliver a return reflecting the performance of a portfolio of theoretically created financial instruments designed to replicate the defined return characteristics of autocallable yield notes (each such theoretical financial instrument, a “Synthetic Autocallable Contract"). Autocallable yield notes are debt obligations linked to the performance of an underlying asset. Each of the Synthetic Autocallable Contracts to which the Fund will be exposed through its swap agreements will be linked to the stock of a company that is among the largest non-financial companies by market capitalization listed on a U.S. stock exchange. The Fund will seek, through the Synthetic Autocallable Contracts, to diversify its exposure in a balanced manner across 10-15 companies that are expected to include leading companies for innovation in the information technology, healthcare, consumer discretionary and communication services sectors. Because the composition of such companies can change from time to time, the Fund may at times have significant exposure to different or additional sectors. Accordingly, the Fund will be exposed to varying degrees to the risks associated with the various sectors to which the companies that the Fund is exposed to at the time belong. The Synthetic Autocallable Contracts will be further diversified through varying term lengths ranging from 12 months to 24 months, "observation dates" (as defined below) and maturity dates.The value of the underlying asset at the beginning of a Synthetic Autocallable Contract's term (the “initial value”) defines when the contract is automatically called. If the value of the underlying asset of a Synthetic Autocallable Contract is equal to or exceeds the initial value on a predefined recurring (i.e., on an approximately quarterly basis) “observation date,” the contract is automatically called. In such circumstance, the coupon payment will be made for that observation date but all remaining coupon payments are cancelled and 100% of the initial notional amount of the contract will be returned. Accordingly, the Fund will not benefit from such upside return on the underlying asset. If the value of the underlying asset of a Synthetic Autocallable Contract is below its initial value but at or above the “coupon barrier” level on an observation date, the coupon payment will be made for such period and the Synthetic Autocallable Contract will continue in effect until at least the next observation date. The coupon barrier level of the Synthetic Autocallable Contracts will typically be set at 60% of the initial value of the underlying asset. If the value of the underlying asset is below the coupon barrier level as of an observation date, no coupon payment is made for such period and the Synthetic Autocallable Contract will continue in effect until at least the next observation date. The Fund anticipates its distributions will primarily be sourced from coupon payments of the Synthetic Autocallable Contracts. As such, the Fund may significantly lower or forego making a distribution during periods when sufficient coupon payments have not been made on the Synthetic Autocallable Contracts (e.g., when coupon barriers are breached).Each Synthetic Autocallable Contract will also have a "maturity barrier" level, which seeks to reduce the likelihood of incurring downside losses from a decline in the value of the underlying asset below its initial value as of the maturity date. If the value of the underlying asset of a Synthetic Autocallable Contract is at or above the maturity barrier level on the maturity date, 100% of the initial notional amount of the contract will be returned, even though the value of the underlying asset may have decreased. If the underlying asset is below the maturity barrier level on the maturity date of the Synthetic Autocallable Contract, the percentage of the initial notional amount under the contract that will be returned will be equal to the percentage of the value of the underlying asset on the maturity date relative to its initial value, resulting in a loss corresponding to the decrease in relative value of such underlying asset. Although lower maturity barrier levels (when stated as a percentage to the initial value of the underlying asset) seek to provide greater protection from downside losses on the underlying asset, they also generally correspond to lower expected yields on the Synthetic Autocallable Contracts. The maturity barrier level of the Synthetic Autocallable Contracts will typically be set at 60% of the initial value of the respective underlying asset. Accordingly, the Fund seeks to limit downside risk to the extent that the value of the underlying asset does not breach the maturity barrier level on the maturity date. However, each Synthetic Autocallable Contract to which the Fund is exposed will be subject to the entirety (i.e., one-to-one exposure) of the downside of the underlying asset's performance as calculated from its initial value to its final value on the maturity date, if the maturity barrier level is breached by the underlying asset on the maturity date of such Synthetic Autocallable Contract. Separately, the Fund is also subject to the risk of a decline in the value of its swap agreements which would adversely impact its net asset value.Upon their call or maturity, the Synthetic Autocallable Contracts underlying the Fund's swap agreements will be "rolled" into (i.e., replaced by) new contracts with new maturity and observation dates that results in the reset of coupon payment amounts, coupon and maturity barrier levels, and initial values of the underlying asset to be commensurate with then-existing market conditions. The costs under the swap agreements for "rolling" will impact the coupon payment rates of the new contracts. The determination of which companies are eligible as an underlying asset of a Synthetic Autocallable Contract will be based on market capitalization and liquidity and made prior to the construction of each contract. Accordingly, any change to the eligible companies will be implemented as contracts are called or mature and rolled into new contracts.As an illustrative example, the following provides certain of the several possible scenarios under a Synthetic Autocallable Contract: Sample terms of a Synthetic Autocallable Contract for purposes of the example:●Initial Notional Amount of the Contract: $1,000●Observation Date Frequency: Quarterly●Length of Term: 24 months (i.e., 8 potential observation dates)●Coupon Barrier: 60% of the initial value of the underlying asset●Maturity Barrier: 60% of the initial value of the underlying assetIn addition to the swap agreements, the Fund may utilize box spreads and invest in a basket of short-term (i.e., generally less than 12 months) U.S. Treasury securities, including for the purpose of collateralizing the swap agreements. A box spread is an offsetting set of options that have risk and return characteristics similar to cash equivalents. The Fund may also maintain a sizeable cash position from time to time. The Fund’s investment strategy may include active and frequent trading. The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the eligible universe of underlying assets of the Fund's Synthetic Autocallable Contracts comprise more than 25% of an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).